Fair Value Measurements (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Property	Dec. 31, 2011 Property	Dec. 31, 2010 Property
Fair Value Measurements (Textual) [Abstract]
Available-for-sale Securities, Face Value	$ 100,900,000
Excepted remaining term of available-for-sale debt securities	8 years 6 months
Amortized cost of the investment in securities	56,300,000	53,200,000
Number of properties impaired	9	19	12,000,000
Carrying amount of real estate (held for use or held for sale) prior to recognition of impairment losses	81,800,000	108,200,000	74,200,000
Fair value measurement, impairment losses on real estate	65,800,000	92,300,000	62,100,000
Total gain (loss), impairment losses on real estate	(16,000,000)	15,900,000	(12,100,000)
Unlevered FCF rate of return	7.39%	7.87%	8.64%
Estimated aggregate fair value of notes receivable	100,000,000	107,900,000
Carrying amounts of notes receivable	107,900,000	117,900,000
Estimated fair value of consolidated debt	5,100,000,000	5,400,000,000
Carrying amount of consolidated debt (including amounts reported in liabilities related to assets for sale)	$ 4,700,000,000	$ 5,200,000,000